Accounts receivable and other - Summary of Accounts Receivable and Other (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade receivables	$ 22,072	$ 7,746
Value added tax and other taxes recoverable	34,791	44,717
Other receivables and advances	8,378	7,134
Prepaid expenses and deposits	15,746	18,747
Accounts receivable and other	$ 80,987	$ 78,344